Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses, and related disclosures of contingent assets and liabilities in the consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to the allowance for credit losses, useful lives of property, plant and equipment, incremental borrowing rates for lease liability measurement, fair values of forward purchase and sales contracts, green coffee associated with forward contracts, warrant liabilities, share-based compensation, contingencies, and income taxes, among others. We base our estimates on historical experience and on various other assumptions that we believe to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from the estimates and assumptions used in preparing the accompanying condensed consolidated financial statements.

Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its obligations as they become due within one year after the date that the financial statements are available to be issued. The Company is dependent on borrowings under its Credit Agreement (Note 12) and cash generated from operations to finance its operations, service its debt requirements, maintain compliance with its covenants, and to fund capital requirements. The Company believes that its projected cash flow from operations and available borrowings under its Credit Agreement will be sufficient to fund operations for at least the next twelve months. During the year ended December 31, 2022 and through the quarter ending March 31, 2023, we were and continue to be impacted by the negative effects of inflation on both our customer volume demand and manufacturing costs, including price increases in fuel, food, materials and labor. We attempt to mitigate the impacts of inflation wherever possible. Our mitigation strategies include working with our vendors and suppliers to ensure that we have adequate access to raw materials. In addition, where possible, we seek to recover inflation-impacted costs by passing these costs onto our customers through periodic pricing increases. However, our pricing increases often lag our cost increases, including increases in commodity costs. The persistence of these negative effects on our business could adversely impact our ability to reach our revenue and other financial targets. If we are unable to meet our financial targets and generate sufficient cash flows from operations, it may restrict our liquidity and capital resources and our ability to maintain compliance with our financial covenants. As management’s ability to amend its financial covenants cannot be assured, management has committed to raise additional capital, delay growth capital expenditures and/or reduce operating expenses, as necessary, in order to have adequate liquidity and to remain in compliance with its debt covenants. The accompanying Condensed Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business.

Accounts Receivable and Allowance for Credit Losses

Accounts receivable consist principally of amounts billed and currently due from customers and are generally unsecured and due within 30 to 60 days. A portion of our accounts receivable is not expected to be collected due to non-payment, bankruptcies and deductions. Our accounting policy for the allowance for credit losses requires us to reserve an amount based on the evaluation of the aging of accounts receivable, detailed analysis of high-risk customers’ accounts, and the overall market and economic conditions of our customers. This evaluation considers the customer demographic, such as large commercial customers as compared to small businesses or individual customers. We consider our accounts receivable delinquent or past due based on payment terms established with each customer. Accounts receivable are written off when the account is determined to be uncollectible.

Activity in the allowance for credit losses for the periods indicated was as follows:

	Three Months Ended March 31,
(Thousands)	2023	2022
Balance at beginning of period	$3,023	$3,749
Charged to selling, general and administrative expense	497	897
Write-offs	(1,004)	(1,635)
Total	$2,516	$3,011

Inventories

Within our Sustainable Sourcing & Traceability segment, green coffee associated with our forward contracts is recorded at net realizable value, which approximates market price, consistent with our forward purchase contracts recorded at fair value in accordance with Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). Green coffee is a commodity with quoted market prices in active markets, may be sold without significant further processing, has predictable and insignificant disposal costs and is available for immediate delivery. We estimate the fair value of green coffee based on the quoted market price at the end of each reporting period, with changes in fair value being reported as a component of costs of sales in our Condensed Consolidated Statements of Operations. For the three months ended March 31, 2023 and 2022, we recognized $2.3 million of unrealized gains and $5.8 million of unrealized losses, respectively, on green coffee inventory associated with our forward sales and purchase contracts.

Supplier Finance Program

On March 2, 2023, the Company entered into a supplier finance program (the “Program”) with a third-party financing provider to provide better working capital usage by deferring payments for certain raw materials. Under the Program, the financing provider remits payment to the Company’s suppliers for approved invoices, and the Company repays the financing provider the amount of the approved invoices, plus a financing charge, on 180-day terms. The Program is uncommitted and the financing provider may, at its sole discretion, cancel the Program at any time. The Company may request cancellation of the Program in whole or in respect of one or more approved suppliers. Due to the extension of payment terms beyond the original due date of approved invoices, obligations under the Program are recorded outside of accounts payable in our Condensed Consolidated Balance Sheets. Amounts paid by the financing provider to suppliers are reported as cash inflows from financing activities and a corresponding cash outflow from operating activities in our Condensed Consolidated Statements of Cash Flows. Amounts paid to the financing provider are reflected as cash outflows from financing activities in our Condensed Consolidated Statements of Cash Flows. As of March 31, 2023, there were no obligations outstanding under the Program.

Warrant Liabilities

We account for warrants assumed in connection with the Transaction (see Note 4) in accordance with the guidance contained in ASC 815, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities.  Accordingly, we classify the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. The liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Condensed Consolidated Statement of Operations.

The Company remeasures the fair value of the Westrock Public Warrants (as defined in Note 4) based on the quoted market price of the Westrock Public Warrants. The Westrock Private Warrants (as defined in Note 4) are valued using a binomial lattice valuation model. For the three months ended March 31, 2023, the Company recognized $5.5 million of gains related to the change in fair value of warrant liabilities, which is recognized in other (income) expense in the Condensed Consolidated Statements of Operations.

Income Taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amount of assets and liabilities and their respective tax bases, using enacted income tax rates expected to apply when the deferred tax assets and liabilities are expected to be realized or settled. The Company’s foreign subsidiaries file income tax returns and are subject to tax provisions in their respective foreign tax jurisdictions.

A valuation allowance is established to reduce deferred income tax assets if, on the basis of available evidence, it is more likely than not that all or a portion of any deferred tax assets will not be realized. The consideration of available evidence requires significant management judgment including an assessment of the future periods in which the deferred tax assets and liabilities are expected to be realized and projections of future taxable income. Specifically, in assessing the need for a valuation allowance, we consider the reversal of taxable temporary differences, future taxable income, the ability to carryback certain attributes and tax-planning strategies. The ultimate realization of the deferred tax assets, including net operating losses, is dependent upon the generation of future taxable income during the periods prior to their expiration. If our estimates and assumptions about future taxable income are not appropriate, the value of our deferred tax assets may not be recoverable, which may result in an increase to our valuation allowance that will impact current earnings. We re-evaluate our need for a valuation allowance on a quarterly basis.

The effective tax rates for the three months ended March 31, 2023 and March 31, 2022 were 50.2% and 25.2%, respectively. The Company’s effective tax rate for the current period differs from the federal statutory rate primarily due to a change in the valuation allowance against domestic deferred tax assets and discrete items, including the windfall from equity-based compensation awards. The effective tax rate for the three months ended March 31, 2023 differs from the effective tax rate for the same period in 2022 primarily due to the change in the valuation allowance and an increase in the windfall from equity-based compensation awards.

There were no changes to uncertain tax benefits during the three months ended March 31, 2023, and the Company does not expect any significant changes to uncertain tax benefits within the next twelve months.

Recently adopted accounting pronouncements

Update ASU 2022-04 - Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations

In September 2022, the FASB issued ASU 2022-04 “Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”, which requires that a company that uses a supplier finance program in connection with the purchase of goods or services disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. ASU 2022-04 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on roll forward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company adopted the applicable amendments within ASU 2022-04 on a retrospective basis effective January 1, 2023. The amendments to ASU 2022-04 do not affect the recognition, measurement or financial statement presentation of obligations covered by supplier finance programs.

Update ASU 2021-08 – Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers

In October 2021, the FASB issued ASU 2021-08, which requires an entity to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers, instead of at fair value on the acquisition date as previously required by ASC 805. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for acquired revenue contracts and revenue contracts not acquired in a business combination. ASU 2021-08 was effective for years beginning after December 15, 2022. The adoption of ASU 2021-08 did not have a significant impact on the Company’s financial position or results of operations.

Note 3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and related disclosures of contingent assets and liabilities in the consolidated financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to the allowance for credit losses, useful lives of property, plant and equipment, incremental borrowing rates for lease liability measurements, fair values of forward purchase and sales contracts, green coffee associated with forward contracts, warrant liabilities, share-based compensation, contingencies, and income taxes, among others. We base our estimates on historical experience, current and expected macroeconomic conditions such as inflation, consumer spending trends and interest rates, and on various other assumptions that we believe to be reasonable, the results of which form the basis for making judgements about the carrying values of assets and liabilities. Actual results may differ from the estimates and assumptions used in preparing the accompanying consolidated financial statements.

Liquidity

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has the responsibility to evaluate whether conditions and/or events raise substantial doubt about its ability to meet its obligations as they become due within one year after the date that the financial statements are available to be issued. The Company is dependent on borrowings under its Credit Agreement (Note 12) and cash generated from operations to finance its operations, service its debt requirements, maintain compliance with its covenants, and to fund capital requirements. The Company believes that its projected cash flow from operations and available borrowings under our Credit Agreement will be sufficient to fund operations for at least the next twelve months. During the year ended December 31, 2022, we were impacted by the negative effects of inflation on both our customer volume demand and manufacturing costs, including price increases in fuel, food, materials and labor. We attempt to mitigate the impacts of inflation wherever possible. Our mitigation strategies include working with our vendors and suppliers to ensure that we have adequate access to raw materials. In addition, where possible, we seek to recover inflation-impacted costs by passing these costs onto our customers through periodic pricing increases. However, our pricing increases often lag our cost increases, including increases in commodity costs. The persistence of these negative effects on our business could adversely impact our ability to reach our revenue and other financial targets. If we are unable to meet our financial targets and generate sufficient cash flows from operations, it may restrict our liquidity and capital resources and our ability to maintain compliance with our financial covenants. As management’s ability to amend its financial covenants cannot be assured, management has committed to delay growth capital expenditures and/or reduce operating expenses, as necessary, in order to have adequate liquidity and to remain in compliance with its debt covenants. The accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business.

Change in Accounting Principle

In 2021, the Company elected to change its accounting principle for goodwill by unwinding its previous election of applying the private company alternative accounting for the subsequent measurement of goodwill and apply Accounting Standards Codification (“ASC”) 350-20, Intangibles — Goodwill and Other. The private company alternative permits companies to amortize goodwill and to test goodwill for an impairment at an enterprise level. The Company applied ASC 350 retrospectively beginning January 1, 2020, which resulted in the Company unwinding the accumulated amortization of goodwill recognized through January 1, 2020 of $6.6 million. Accordingly, this change resulted in an increase in goodwill and a decrease in accumulated deficit of $6.6 million as of January 1, 2020. The impact to the Consolidated Statement of Operations for the year ended December 31, 2020 was the reversal of $14.6 million of Goodwill amortization previously recognized in selling, general and administrative expenses and the recognition of a goodwill impairment charge of $76.9 million, the net of which resulted in a $62.2 million and $63.2 million increase to loss before income taxes and net loss, respectively.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with original maturities not exceeding three months at the time of purchase. The fair values of our cash and cash equivalents approximate the amounts shown on our Consolidated Balance Sheets due to their short-term nature.

Restricted Cash

Restricted cash represents cash maintained in margin accounts in accordance with futures market and broker regulations. In accordance with the Company’s accounting policy, the Company does not adjust the value of its derivative assets or liabilities by the amount of cash held in margin accounts.

The total cash and cash equivalents and restricted cash is as follows:

(Thousands)	December 31, 2022	December 31, 2021
Cash and cash equivalents	$16,838	$19,344
Restricted cash	9,567	3,526
Total	$26,405	$22,870

Accounts Receivable and Allowance for Credit Losses

Accounts receivable consist principally of amounts billed and currently due from customers and are generally unsecured and due within 30 to 60 days. A portion of our accounts receivable is not expected to be collected due to non-payment, bankruptcies and deductions. Our accounting policy for the allowance for credit losses requires us to reserve an amount based on the evaluation of the aging of accounts receivable, detailed analysis of high-risk customers’ accounts, and the overall market and economic conditions of our customers. This evaluation considers the customer demographic, such as large commercial customers as compared to small businesses or individual customers. We consider our accounts receivable delinquent or past due based on payment terms established with each customer. Accounts receivable are written off when the account is determined to be uncollectible.

Activity in the allowance for credit losses was as follows:

	Year Ended December 31,
(Thousands)	2022	2021
Balance at beginning of period	$3,749	$3,977
Charged to selling, general and administrative expense	1,790	439
Write-offs	(2,516)	(667)
Total	$3,023	$3,749

Inventories

Inventories are stated at the lower of cost, determined on the first-in, first-out method (“FIFO”), or net realizable value. Finished goods and work-in-process include the inventory costs of raw materials, direct labor and manufacturing overhead costs.

Within our Sustainable Sourcing & Traceability segment, green coffee associated with our forward contracts is recorded at net realizable value, which approximates market price, consistent with our forward purchase contracts recorded at fair value in accordance with ASC 815, Derivatives and Hedging (“ASC 815”). Green coffee is a commodity with quoted market prices in active markets, may be sold without significant further processing, has predictable and insignificant disposal costs and is available for immediate delivery. We estimate the fair value of green coffee based on the quoted market price at the end of each reporting period, with changes in fair value being reported as a component of costs of sales in our Consolidated Statements of Operations. For the years ended December 31, 2022, 2021 and 2020, we recognized $12.3 million of net unrealized losses, $8.4 million of net unrealized gains and $2.0 million of net unrealized losses, respectively, on green coffee inventory associated with our forward sales and purchase contracts.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is allocated between cost of sales and selling, general and administrative expense and is determined using the straight-line method over the estimated useful life of the assets. Leasehold improvements are amortized using the straight-line method over the remaining life of the lease or useful life of the asset, whichever is shorter. Maintenance and repairs are charged to operating expense when incurred.

As part of normal business operations, we identify long-lived assets that are no longer productive and dispose of them. Gains and losses on disposals of assets are presented separately in our Consolidated Statements of Operations as part of operating expenses. For the year ended December 31, 2020, we recognized a loss on disposal of property, plant and equipment of $5.8 million related to equipment associated with the acquired S&D Coffee, Inc. (“S&D”) Direct-Store-Delivery business, as described in Intangible Assets below.

Goodwill and Indefinite Lived Intangible Assets

Goodwill represents the excess purchase price of acquired businesses over the fair value of the net assets acquired. Goodwill is reviewed for impairment at least annually. In accordance with ASC 350 Goodwill – Intangible and Other, we evaluate goodwill for impairment between annual impairment tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Application of the goodwill impairment test requires significant judgment, including the identification of reporting units; assignment of assets and liabilities to reporting units; and assignment of goodwill to reporting units. As of December 31, 2022, all of our goodwill is assigned to our Beverage Solutions reporting unit. Unless circumstances otherwise dictate, the annual impairment test is performed as of October 1.

We first evaluate impairment of goodwill by assessing qualitative factors to determine whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount (the “Step Zero” analysis). If the Step Zero analysis indicates that it is more likely than not that the fair value of our reporting unit is less than its carrying amount, we will perform a quantitative assessment of goodwill impairment.

Qualitative factors include industry and market considerations, overall financial performance, and other relevant events and circumstances affecting the reporting unit. If we choose to perform a qualitative assessment and, after consideration of all relevant factors and circumstances, we determine that it is more likely than not that a reporting unit’s fair value is less than its carrying value, we would perform a quantitative fair value test.

When performing a quantitative assessment, we estimate the fair value of our reporting unit using a combination of an income approach based on the present value of estimated future cash flows, and a market approach based on market data of comparable businesses and acquisitions multiples paid in recent transactions. We evaluate the appropriateness of each valuation methodology in determining the weighting applied to each in the determination of the concluded fair value. If the carrying value of a reporting unit’s net assets is less than its fair value, no indication of impairment exists. If the carrying amount of the reporting unit is greater than the fair value of the reporting unit, an impairment loss must be recognized for the excess and recorded in the Consolidated Statements of Operations not to exceed the carrying value of goodwill.

Fair value determinations of the business require considerable judgment and are sensitive to changes in underlying assumptions and factors. As a result, there can be no assurance that the estimates and assumptions made for the purposes of a quantitative goodwill impairment test prove to be an accurate prediction of future results. Key assumptions include our expected revenue growth rates, operating profits, levels of capital expenditures, and costs of capital. In determining these assumptions, we considered our ability to execute on our plans, future economic conditions, interest rates, and other market data. Many factors are outside the control of management, and these assumptions and estimates may change in future periods. Small changes in these assumptions or estimates could materially affect our cash flow projections; and therefore, could affect the likelihood and amount of potential impairment in future periods. Accordingly, if our current cash flow assumptions are not realized, it is possible that an impairment charge may be recorded in the future.

During the fourth quarter of 2022, the Company completed a qualitative analysis to evaluate impairment of goodwill and concluded that it was more likely than not that the fair value of our goodwill reporting unit exceeded the carrying amount. We reached this conclusion based on the valuation of our recently completed de-SPAC merger transaction, industry tailwinds, and in consideration of the significant excess fair value over carrying value of the prior year quantitative goodwill impairment evaluation. As a result, the Company concluded that no impairment existed in the year ending December 31, 2022.

During the year ended December 31, 2020, due to the negative economic impacts that COVID-19 had on our business, we determined it was more-likely-than-not that the estimated fair value of our goodwill reporting units was less than its carrying value. Accordingly, we performed a quantitative assessment to determine whether a goodwill impairment existed during the second quarter of 2020. The discounted cash flow model reflects our assumptions regarding revenue growth rates, including estimated implications of COVID-19 to our revenues, cost structure, economic and market trends and other expectations around the anticipated operating results of our business. We discounted the estimated cash flows for the entity using rates that represent a market participant’s weighted average cost of capital commensurate with the underlying business operations. The market approach develops an indication of fair value by calculating average market pricing multiples of revenues and EBITDA for selected peer publicly-traded companies, as well as multiples for relevant transactions that have taken place. As a result of changes in consumer behaviors caused by mitigation strategies enacted to combat the spread of COVID-19, we experienced a decrease in the demand for our products, which resulted in an impairment charge of $76.9 million in our Beverage Solutions segment in the second quarter of 2020.

Following the acquisition of S&D, and due to the implications of COVID-19 and its related impacts to our distribution operations, we assessed the acquired S&D Direct-Store-Delivery (“DSD”) distribution business and determined to close the DSD distribution business in June 2020. As a result of exiting the business and loss of projected revenues that supported the acquired S&D trademark, we fully impaired the associated acquired trademark and recorded a non-cash impairment charge of $5.2 million for the year ended December 31, 2020, which is recognized in impairment charges in the Consolidated Statements of Operations.

Impairment of Property, Plant and Equipment

We review our property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable from future, undiscounted net cash flows expected to be generated by the asset group. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value. For the years ended December 31, 2022, 2021 and 2020, there were no events or changes in circumstances indicating that the carrying amount of any of our asset groups were not recoverable from future undiscounted cash flows we expect the asset groups to generate, and no impairment losses were recognized.

Intangible Assets

As of December 31, 2022, our intangible assets subject to amortization, net of accumulated amortization were $130.9 million. Intangible assets, including acquired finite-lived intangible assets, are amortized on a straight-line basis over their remaining useful lives. The useful life for the customer relationship intangible assets acquired in our acquisitions was determined to be the expected remaining life of those relationships on a basis that reflects the pattern of realization. Other intangible assets are amortized over their expected recovery periods.

Finite-lived intangible assets are tested for impairment with the applicable asset group and evaluated for impairment along with property, plant and equipment. For the years ended December 31, 2022 and 2021, no impairment losses were recognized related to intangible assets subject to amortization.

Warrant Liabilities

We account for warrants assumed in connection with the Transaction (see Note 4) in accordance with the guidance contained in ASC 815, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, we classify the warrants as liabilities at their fair value and adjust the warrants to fair value at each reporting period. The liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Consolidated Statements of Operations.

The Company remeasures the fair value of the Westrock Public Warrants (as defined in Note 4) based on the quoted market price of the Westrock Public Warrants. The Westrock Private Warrants (as defined in Note 4) are valued using a binomial lattice valuation model. For the year ended December 31, 2022, the Company recognized $29.7 million of losses related to the change in fair value of warrant liabilities, which is recognized in other (income) expense in the Consolidated Statements of Operations.

Debt Issuance Costs

Debt issuance costs consist primarily of loan origination fees, underwriting, legal and other direct costs related to the issuance of debt. Fees related to the issuance of our Term Loan Facility are capitalized and amortized to interest expense over the term of the debt using the frozen effective yield method. The unamortized amount is presented as a reduction of long-term debt on the Consolidated Balance Sheets. Fees related to our Revolving Credit Facility are amortized ratably over the term of the Revolving Credit Facility and are included in other long-term assets in the accompanying Consolidated Balance Sheets. Amortization of deferred debt issuance costs are included in interest expense in the Consolidated Statements of Operations.

Derivatives

We use derivative financial instruments to manage our exposure to movements in certain commodity prices, primarily green coffee. All derivative instruments are valued at fair value in the Consolidated Balance Sheets. We do not use derivative instruments for speculative purposes.

For coffee-related derivative instruments designated as cash flow hedges, the change in fair value of the derivative is reported as accumulated other comprehensive income (loss) (“AOCI”) and subsequently reclassified into product costs of sales in the period, or periods, when the hedged transaction affects earnings. Due to the high degree of effectiveness between the hedging instruments and the underlying exposures being hedged, fluctuations in the value of the derivative instruments are generally offset by changes in the fair values of the cash flows of the underlying exposures being hedged. The change in fair value of derivatives that were not designated and/or did not qualify as hedging instruments are immediately recognized in earnings.

Revenue Recognition

The Company’s revenue consists of products and services which are accounted for under ASC 606, Revenue from Contracts with Customers, (“ASC 606”) and from commodity contracts that are accounted for under ASC 815. We recognize revenue, net of sales returns, when ownership passes to customers for products manufactured in our own plants and/or by third parties on our behalf, and when prices to our customers are fixed or determinable and collection is reasonably assured. This may be upon shipment of goods or upon delivery to the customer, depending on the contractual terms. Shipping and handling costs paid by the customer to us are included in revenue. Although we occasionally accept returns of products from our customers, historically returns have not been material.

Sales Incentives

We participate in various incentive programs with our customers, including volume-based incentives, contractual rebates and promotional allowances. Volume incentives are based on our customers achieving volume targets for a period of time. Volume incentives and contractual rebates are deducted from revenue and accrued as the incentives are earned and are based on management’s estimate of the total the customer is expected to earn and claim. Promotional allowances are accrued at the time of revenue recognition and are deducted from revenue based on either the volume shipped, or the volume sold at the retailer location, depending on the terms of the allowance. We regularly review customer sales forecasts to ensure volume targets will be met and adjust incentive accruals and revenues accordingly.

Costs of Sales

We record costs associated with the manufacturing of our products in costs of sales. Finished goods inventory costs include the costs of direct labor and materials and the applicable share of overhead expense chargeable to production.

Selling, General and Administrative Expense

We record all other expenses not charged to production as selling, general and administrative expense, except those meeting the definition of acquisition, restructuring and integration expenses. Advertising costs are expensed at the commencement of an advertising campaign and are recognized as a component of selling, general and administrative expense. For the years ended

December 31, 2022, 2021 and 2020, advertising expenses were approximately $3.6 million, $2.9 million and $2.7 million, respectively.

Shipping and Handling Costs

Shipping and handling costs incurred to deliver products from our locations to the end-user consumer of those products are recorded in selling, general and administrative expense in our Consolidated Statements of Operations. Shipping and handling costs included in selling, general and administrative expense were $22.1 million, $19.9 million and $15.9 million, for the years ended December 31, 2022, 2021 and 2020, respectively.

Shipping and handling costs incurred to store, prepare, and move products between production facilities or from production facilities to branch locations or storage facilities are recorded in costs of sales.

Equity-Based Compensation

We have determined that our equity-based awards qualify as equity classified awards, and are measured based on the fair value of the award on the date of the grant. See Note 16.

Foreign Currency Translation

The functional currency of our Rwandan subsidiary is the Rwandan Franc. All other international subsidiaries of the Company use the U.S. Dollar as their functional currency. The assets and liabilities of non-U.S. active operations are translated to U.S. dollars at the exchange rates in effect at the balance sheet dates. Revenues and expenses are translated using average monthly exchange rates prevailing during the period. The resulting gains or losses are recorded in AOCI.

Income Taxes

We account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amount of assets and liabilities and their respective tax bases, using enacted income tax rates expected to apply when the deferred tax assets and liabilities are expected to be realized or settled. The Company’s foreign subsidiaries file income tax returns and are subject to tax provisions in their respective foreign tax jurisdictions.

A valuation allowance is established to reduce deferred income tax assets if, on the basis of available evidence, it is more likely than not that all or a portion of any deferred tax assets will not be realized. The consideration of available evidence requires significant management judgment including an assessment of the future periods in which the deferred tax assets and liabilities are expected to be realized and projections of future taxable income. Specifically, in assessing the need for a valuation allowance, we consider the reversal of taxable temporary differences, future taxable income, the ability to carryback certain attributes and tax-planning strategies. The ultimate realization of the deferred tax assets, including net operating losses, is dependent upon the generation of future taxable income during the periods prior to their expiration. If our estimates and assumptions about future taxable income are not appropriate, the value of our deferred tax assets may not be recoverable, which may result in an increase to our valuation allowance that will impact current earnings. We re-evaluate our need for a valuation allowance on a quarterly basis.

We account for uncertain tax positions using a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, based on the technical merits. The second step requires management to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as we have to determine the probability of various possible outcomes. We re-evaluate these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision.

We recognize interest and penalties related to unrecognized tax benefits within the income tax benefit line in the accompanying Consolidated Statements of Operations, and we include accrued interest and penalties within other long-term liabilities in the accompanying Consolidated Balance Sheets.

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting. The purchase price of each business acquired is allocated to the tangible and intangible assets acquired and the liabilities assumed based on information regarding their respective fair values on the date of acquisition. Any excess of the purchase price over the fair value of the separately identifiable assets acquired and the liabilities assumed is allocated to goodwill. The fair value of the acquired assets and liabilities assumed are estimated using the income, market and/or cost approach. The income approach utilizes the present value of estimated future cash flows that a business or asset can be expected to generate, while under the market approach, the fair value of an asset or business reflects the price at which comparable assets are purchased under similar circumstances. Inherent in our preparation of cash flow projections are significant assumptions and estimates derived from a review of operating results, business plans, expected growth rates, capital expenditure plans, costs of capital and tax rates. We also make certain forecasts about future economic conditions, interest rates and other market data. Many of the factors used in assessing fair value are outside the control of management. Small changes in these assumptions or estimates could materially affect the estimated fair value. Additional information, which existed as of the acquisition date but unknown to the Company at that time, may become known during the remainder of the measurement period, a period not to exceed twelve months from the acquisition date. Adjustments in the purchase price allocation may require a recasting of the amounts allocated to goodwill and intangible assets. If such an adjustment is required, the Company will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date. The results of operations of businesses acquired are included in the Company’s Consolidated Financial Statements from their dates of acquisition.

Noncontrolling Interest

The Company has an 85% ownership interest in Falcon Coffees Limited, which operates our trading business and is reported within our Sustainable Sourcing & Traceability segment. Equity interests not owned by us are reflected as noncontrolling interests. In the Consolidated Statements of Operations, we allocate net income (loss) attributable to non-controlling interest to arrive at net income (loss) attributable to common shareholders based on their proportionate share.

Acquisition, Restructuring and Integration Expense

The Company expenses non-capitalizable acquisition, restructuring and integration expenses in the period in which they are incurred and services are received. Acquisition costs represent incremental transaction pursuit and unsuccessful pursuit costs, including professional services (legal, accounting, advisory, etc.), finder’s fees and other direct expenses associated with an acquisition. Restructuring and integration costs include direct costs related to restructuring activities, and costs necessary to integrate an acquired business, including professional services, systems and data conversions, severance and retention bonuses to employees of an acquired business.

Restructuring Plans

The Company accounts for exit or disposal of activities in accordance with ASC 420, Exit or Disposal Cost Obligations (“ASC 420”). The Company defines a business restructuring as an exit or disposal activity that includes but is not limited to a program which is planned and controlled by management and materially changes either the scope of a business or the manner in which that business is conducted. Business restructuring charges may include (i) one-time termination benefits related to employee separations, (ii) contract termination costs and (iii) other related costs associated with exit or disposal activities.

During the year ended December 31, 2020, as a result of the closure of the acquired DSD business, we recognized $13.9 million of pre-tax restructuring charges, consisting of $5.6 million of lease termination expenses and $8.3 million of employee termination costs, which are reported in acquisition, restructuring and integration expense in the Consolidated Financial Statements. During the year ended December 31, 2021, the Company incurred $2.0 million of restructuring costs, which are recorded within acquisition, restructuring and integration expense on the Consolidated Statement of Operations. As of December 31, 2022 and 2021, we had no on-going restructuring plans and no restructuring liabilities outstanding.

Recently adopted accounting pronouncements

Update ASU 2016-02 – Leases (Topic 842) and Update ASU 2018-10 – Codification Improvements to Topic 842, Leases

Effective January 1, 2022, we account for leases in accordance with ASC 842, Leases (“ASC 842”). The standard establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.

We adopted ASC 842 using a modified retrospective transition approach as permitted by the amendments of Accounting Standards Update (“ASU”) 2018-11 Leases (Topic 842): Target Improvements, which provides an alternative modified retrospective transition method. As a result, we were not required to adjust our comparative period financial information for effects of the standard or make the new required lease disclosures for periods before the date of adoption (i.e., January 1, 2022). We have elected to adopt the package of transition practical expedients and, therefore, have not reassessed (i) whether existing or expired contracts contain a lease, (ii) lease classification for existing or expired leases, or (iii) the accounting for initial direct costs that were previously capitalized.

We determine if an arrangement is a lease at contract inception. A lease exists when a contract conveys to the customer the right to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. The definition of a lease embodies two conditions: (i) there is an identified asset in the contract that is land or a depreciable asset, and (ii) the customer has a right to control the use of the identified asset. We enter into lease contracts for manufacturing and production facilities, distribution and warehousing facilities, vehicles and machinery and equipment. Upon adoption, we recognized $13.0 million of ROU assets and lease liabilities on our Consolidated Balance Sheets. See Note 9 for additional disclosures related to leases.

ROU assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. The lease liabilities are initially measured at the present value of the unpaid lease payments at the lease commencement date. Lease expense, for operating leases, is recognized on a straight-line basis over the lease term.

Key estimates and judgements include the following:

(i)	Discount rate – ASC 842 requires a lessee to discount its unpaid lease payments using the rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As we generally do not know the rate implicit in our leases, we use our incremental borrowing rate, based on the information available at the lease commencement date, in determining the present value of our lease payments. Our incremental borrowing rate for a lease is the rate of interest we would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.
(ii)	Lease term – The lease term for all of our leases includes the noncancellable period of the lease plus any additional periods covered by either a lessee option to extend (or not to terminate) the lease that is reasonably certain to be exercised.

Variable lease payments associated with our leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are included in both costs of sales and selling, general and administrative expense in our Consolidated Statements of Operations.

We monitor for events or changes in circumstances that require a reassessment of a lease. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the associated ROU asset, unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset is recorded in the Consolidated Statements of Operations.

We have elected not to recognize ROU assets and lease liabilities for all short-term leases that have a lease term of 12 months or less. We recognize the lease payments associated with our short-term leases as an expense on a straight-line basis over the lease term. Furthermore, we have elected to combine lease and non-lease components for all contracts. Non-lease components primarily relate to maintenance services related to the leased asset.

Update ASU 2020-06 – Debt-Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06 (i) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (ii) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (iii) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (“EPS”) for convertible instruments by using the if-converted method.

In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years, with early adoption permitted. We adopted ASU 2020-06 effective January 1, 2021. Adoption of the new standard did not have a material impact on our Consolidated Financial Statements.

Recently issued accounting pronouncements

Update ASU 2021-08 – Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers

In October 2021, the FASB issued ASU 2021-08, which requires an entity to recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers, instead of at fair value on the acquisition date as previously required by ASC 805. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for acquired revenue contracts and revenue contracts not acquired in a business combination. The updated guidance is effective for public companies for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, and early adoption is permitted. The Company has not yet adopted ASU 2021-08; however, we do not believe this standard will have a material impact on our Consolidated Financial Statements.

Update ASU 2022-04 – Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations

In September 2022, the FASB issued ASU 2022-04 “Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”, which requires that a company that uses a supplier finance program in connection with the purchase of goods or services disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. ASU 2022-04 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on rollforward information, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company will adopt applicable amendments within ASU 2022-04 on a retrospective basis beginning January 1, 2023. The amendments to ASU 2022-04 do not affect the recognition, measurement or financial statement presentation of obligations covered by supplier finance programs.